10-K Indebtedness - Schedule of Maturities of Debt (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
2023	$ 5,000,000	$ 11,377,297
2024	3,500,000	5,000,000
Total loans and convertible note payable	$ 8,500,000	$ 16,377,297